SHAREHOLDER'S CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of share issuances and cancellations

The following table presents GFL’s share capital for the periods indicated:

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2020	314,300,421	12,062,964	28,571,428	354,934,813
Issued as partial consideration for acquisitions	876,419	—	—	876,419
Issued and fully paid during the year	—	—	8,196,721	8,196,721
Issued on exercise of share options	2,300,000	—	—	2,300,000
Issued on exercise and settlement of RSUs	442,150	—	—	442,150
Issued on TEU conversion	8,337,004	—	—	8,337,004
Cancelled during the year	(26,041)	—	—	(26,041)
Balance, December 31, 2021	326,229,953	12,062,964	36,768,149	375,061,066

Summary of number and weighted average exercise prices of share options

Changes in the number of share options held by officers and employees with their average exercise price per option are summarized below:

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2020	19,643,184	$28.05
Granted	9,676,000	33.00
Exercised	(2,300,000)	19.93
Cancelled	(2,905,063)	19.93
Share options outstanding, December 31, 2021	24,114,121	$31.79
Vested share options, December 31, 2021	2,553,994	$22.22

Summary of fair value and assumptions used in option valuation model

Grant date share price (USD per option)	$31.98
Exercise price (USD per option)	$33.00
Expected volatility (%)	25.00%
Expected dividend yield (%)	0.14%
Expected life (years)	6.5
Risk-free interest rate (%)	1.18%

Summary of number and grant date fair value of RSUs and DSUs

The following table presents GFL’s summary of the RSUs and DSUs granted under the LTIP and DSU Plan for the periods indicated:

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2020	1,522,659	$19.95	18,248	$19.92
Granted	759,393	35.80	20,206	33.16
Settled	(441,730)	19.00	(5,918)	22.04
Forfeited	(103,652)	22.42	—	—
Outstanding, December 31, 2021	1,736,670	26.77	32,536	27.76
Expected to vest	1,672,642	$26.82	32,536	$27.76